Bank loans	6 Months Ended
Jun. 30, 2025
Bank loans
Bank loans

Note 11 — Bank loans

Outstanding balance of bank loans consisted of the following:

	Loan	Loan	Loan	Loan	Effective
As of June 30, 2025	commencement	maturity	amount in	amount in	interest
Short-term bank loans	date	date	RMB	USD	rate
Bank of China (a)	August 30, 2024	August 25, 2025	3,000,000	418,784	3.35%
Industrial and Commercial Bank of China	April 18, 2025	April 13, 2026	3,740,000	522,084	3.10%
Bank of China	April 23, 2025	April 23, 2026	2,000,000	279,189	3.10%
Chengdu Rural Commercial Bank	May 28, 2025	May27, 2026	1,000,000	139,595	3.20%
Total short-term bank loans			9,740,000	1,359,652

Long-term bank loans
China Construction Bank (b)	March 21, 2025	March 21, 2028	1,000,000	139,595	3.05%
(a)	On August 30, 2024, Kebiao Technology obtained an RMB4,000,000 unsecured loan from Bank of China for a term of twelve months at a fixed interest rate of 3.35% per annum. On May 21, 2025, Kebiao Technology repaid RMB1,000,000 loan to Bank of China and the outstanding balance of loan from Bank of China was RMB3,000,000.
(b)	On March 21, 2025, Kebiao Technology obtained an RMB1,000,000 unsecured loan from China Construction Bank for a term of three years, with Mr. Yuan Li as a co-borrower, at a fixed interest rate of 3.05% per annum.